Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses
The following is a table summarizing our accrued expenses as of June 30, 2025 and December 31, 2024:

	As of
In thousands of U.S. dollars	June 30, 2025	December 31, 2024
Accrued expenses to related party port agents	$1,094	$2,152
Scorpio Ship Management S.A.M (SSM)	64	298
Scorpio Services Holding Limited (SSH)	—	452
Fowe Eco Solutions Ltd. (FOWE)	—	85
Scorpio MR Pool Limited	—	50
Scorpio Commercial Management S.A.M. (SCM)	—	15
Accrued expenses to related parties	1,158	3,052

Suppliers	15,267	22,192
Accrued short-term employee benefits	15,070	34,183
Accrued interest	9,270	3,478
Deferred income	1,636	10,686
	$42,401	$73,591